Collateral Coverage Ratio (Detail)	12 Months Ended
Dec. 31, 2011
December 31, 2011 through June 30, 2012
Line of Credit Facility [Line Items]
Ratio	1.85 to 1.00
Collateral coverage ratio	1.85
September 30, 2012 and thereafter
Line of Credit Facility [Line Items]
Ratio	2.00 to 1.00
Collateral coverage ratio	2.00